Other Financial Information	12 Months Ended
Dec. 31, 2014
Other Financial Information [Abstract]
Other Financial Information
Note 15 — Other Financial Information

OTHER OPERATING REVENUES – Other operating revenues in the Consolidated and Combined Income Statements includes the following items:

(Thousands of dollars)	2014	2013	2012
Renewable Identification Numbers (RINs) sales	$92,916	$91,391	$8,830
Other	3,193	2,907	2,878
Total other operating revenues	$96,109	$94,298	$11,708

CASH FLOW DISCLOSURES — Cash income taxes paid (collected), net of refunds, were $158,063,000,  $47,757,000 and $13,036,000 for the three years ended December 31, 2014, 2013 and 2012, respectively. Interest paid was $34,019,000,  $1,647,000 and $479,000 for the years ended December 31, 2014, 2013 and 2012, respectively. Noncash reductions (additions) to net parent investment related primarily to settlement of income taxes were $453,000 and ($6,747,000) for the years ended December 31, 2013 and 2012, respectively.

(Thousands of dollars)	2014	2013	2012
Accounts receivable	$59,519	$325,063	$(168,480)
Inventories	750	4,011	(5,183)
Prepaid expenses and other current assets	477	(7,755)	(1,242)
Deferred income tax assets	—	—	—
Accounts payable and accrued liabilities	(53,234)	(271,379)	231,643
Income taxes payable	(37,325)	6,892	4,216
Current deferred income tax liabilities	(6,662)	(5,628)	1,539
Net decrease (increase) in noncash operating working capital	$(36,475)	$51,204	$62,493